Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
January 31, 2023
CGI-NPRT3-0423
1.9891257.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.2%
Entertainment - 1.0%
Electronic Arts, Inc.	732	94,194
Liberty Media Corp. Liberty Formula One:
Class A (a)	83	5,285
Series C (a)	929	65,773
Live Nation Entertainment, Inc. (a)	3,322	267,388
Madison Square Garden Sports Corp.	389	70,736
Netflix, Inc. (a)	8,281	2,930,315
Playtika Holding Corp. (a)(b)	3,490	36,610
Roblox Corp. (a)	18,802	699,622
Roku, Inc. Class A (a)	1,412	81,190
Spotify Technology SA (a)	5,872	661,892
Take-Two Interactive Software, Inc. (a)	5,660	640,882
The Walt Disney Co. (a)	5,143	557,964
Warner Bros Discovery, Inc. (a)	72,397	1,072,924
World Wrestling Entertainment, Inc. Class A (b)	1,812	153,331
		7,338,106
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (a)	220,518	21,795,999
Class C (a)	193,712	19,346,017
Match Group, Inc. (a)	10,972	593,805
Meta Platforms, Inc. Class A (a)	20,081	2,991,467
Pinterest, Inc. Class A (a)	5,212	137,023
TripAdvisor, Inc. (a)	306	7,130
Zoominfo Technologies, Inc. (a)	11,612	327,807
		45,199,248
Media - 0.4%
Cable One, Inc.	147	116,112
Charter Communications, Inc. Class A (a)	4,497	1,728,242
Liberty Broadband Corp.:
Class A (a)	420	37,640
Class C (a)	2,290	205,596
Liberty Media Corp. Liberty SiriusXM:
Series A (a)	397	16,126
Series C (a)	2,254	90,836
Nexstar Broadcasting Group, Inc. Class A	131	26,825
The Trade Desk, Inc. (a)	18,331	929,382
		3,150,759
TOTAL COMMUNICATION SERVICES		55,688,113
CONSUMER DISCRETIONARY - 15.6%
Auto Components - 0.0%
Aptiv PLC (a)	2,873	324,908
Automobiles - 2.4%
Lucid Group, Inc. Class A (a)(b)	21,118	246,869
Tesla, Inc. (a)	108,416	18,779,820
		19,026,689
Distributors - 0.1%
Genuine Parts Co.	481	80,721
Pool Corp.	1,592	613,891
		694,612
Diversified Consumer Services - 0.0%
Bright Horizons Family Solutions, Inc. (a)	694	53,285
H&R Block, Inc.	5,373	209,440
Mister Car Wash, Inc. (a)(b)	2,099	21,557
		284,282
Hotels, Restaurants & Leisure - 2.5%
Airbnb, Inc. Class A (a)	15,725	1,747,205
Booking Holdings, Inc. (a)	1,626	3,957,847
Caesars Entertainment, Inc. (a)	5,967	310,642
Chipotle Mexican Grill, Inc. (a)	1,166	1,919,679
Choice Hotels International, Inc.	1,355	166,516
Churchill Downs, Inc.	1,500	372,150
Darden Restaurants, Inc.	3,733	552,372
Domino's Pizza, Inc.	1,082	381,946
Draftkings Holdings, Inc. (a)(b)	14,844	222,512
Expedia, Inc. (a)	6,327	723,176
Hilton Worldwide Holdings, Inc.	8,081	1,172,472
Las Vegas Sands Corp. (a)	5,225	308,275
Marriott International, Inc. Class A	11,122	1,937,230
McDonald's Corp.	7,533	2,014,324
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,139	17,324
Planet Fitness, Inc. (a)	2,575	217,974
Six Flags Entertainment Corp. (a)	1,619	43,470
Starbucks Corp.	17,311	1,889,323
Travel+Leisure Co.	2,393	101,391
Vail Resorts, Inc.	1,596	418,695
Wendy's Co.	7,195	160,449
Wyndham Hotels & Resorts, Inc.	2,538	196,720
Wynn Resorts Ltd. (a)	556	57,624
Yum! Brands, Inc.	1,364	178,016
		19,067,332
Household Durables - 0.2%
D.R. Horton, Inc.	6,918	682,737
NVR, Inc. (a)	88	463,760
PulteGroup, Inc.	3,714	211,289
Toll Brothers, Inc.	2,273	135,221
TopBuild Corp. (a)	1,153	230,669
		1,723,676
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	372,880	38,455,114
Doordash, Inc. (a)	9,242	535,297
eBay, Inc.	2,906	143,847
Etsy, Inc. (a)	5,234	720,094
Lyft, Inc. (a)	10,753	174,736
Uber Technologies, Inc. (a)	69,695	2,155,666
Wayfair LLC Class A (a)(b)	2,129	128,805
		42,313,559
Leisure Products - 0.1%
Brunswick Corp.	502	42,334
Mattel, Inc. (a)	7,193	147,169
Polaris, Inc. (b)	1,719	197,410
YETI Holdings, Inc. (a)	3,649	163,329
		550,242
Multiline Retail - 0.6%
Dollar General Corp.	9,449	2,207,286
Dollar Tree, Inc. (a)	2,762	414,797
Nordstrom, Inc. (b)	4,077	79,665
Ollie's Bargain Outlet Holdings, Inc. (a)	119	6,516
Target Corp.	10,701	1,842,070
		4,550,334
Specialty Retail - 3.2%
Advance Auto Parts, Inc.	231	35,177
AutoZone, Inc. (a)	721	1,758,411
Best Buy Co., Inc.	2,635	233,777
Burlington Stores, Inc. (a)	2,573	591,353
CarMax, Inc. (a)(b)	772	54,387
Carvana Co. Class A (a)(b)	4,619	46,975
Five Below, Inc. (a)	2,285	450,442
Floor & Decor Holdings, Inc. Class A (a)(b)	4,338	393,760
Leslie's, Inc. (a)(b)	5,995	92,863
Lowe's Companies, Inc.	22,475	4,680,419
O'Reilly Automotive, Inc. (a)	1,062	841,476
RH (a)(b)	299	93,285
Ross Stores, Inc.	6,048	714,813
The Home Depot, Inc.	25,138	8,148,985
TJX Companies, Inc.	48,672	3,984,290
Tractor Supply Co.	4,628	1,055,138
Ulta Beauty, Inc. (a)	2,110	1,084,456
Victoria's Secret & Co. (a)	2,473	104,237
Williams-Sonoma, Inc. (b)	2,223	299,972
		24,664,216
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	974	416,366
lululemon athletica, Inc. (a)(b)	4,680	1,436,198
NIKE, Inc. Class B	51,402	6,545,017
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	866	41,698
Tapestry, Inc.	1,314	59,879
		8,499,158
TOTAL CONSUMER DISCRETIONARY		121,699,008
CONSUMER STAPLES - 5.7%
Beverages - 2.3%
Boston Beer Co., Inc. Class A (a)(b)	381	148,060
Brown-Forman Corp.:
Class A (b)	1,291	85,852
Class B (non-vtg.)	4,370	290,955
Monster Beverage Corp. (a)	14,189	1,476,791
PepsiCo, Inc.	49,008	8,381,348
The Coca-Cola Co.	122,850	7,533,162
		17,916,168
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	3,535	256,181
Costco Wholesale Corp.	18,576	9,494,937
Grocery Outlet Holding Corp. (a)	242	7,354
Performance Food Group Co. (a)	1,926	118,102
Sysco Corp.	21,304	1,650,208
		11,526,782
Food Products - 0.3%
Darling Ingredients, Inc. (a)	488	32,350
Freshpet, Inc. (a)	1,033	65,420
Kellogg Co.	5,860	401,879
Lamb Weston Holdings, Inc.	6,034	602,736
Pilgrim's Pride Corp. (a)	912	22,143
The Hershey Co.	5,305	1,191,503
		2,316,031
Household Products - 1.2%
Church & Dwight Co., Inc. (b)	4,636	374,867
Colgate-Palmolive Co.	21,373	1,592,930
Kimberly-Clark Corp.	8,373	1,088,574
Procter & Gamble Co.	42,195	6,007,724
The Clorox Co. (b)	4,280	619,273
		9,683,368
Personal Products - 0.4%
Estee Lauder Companies, Inc. Class A	9,618	2,664,955
Olaplex Holdings, Inc. (a)	5,469	34,509
		2,699,464
TOTAL CONSUMER STAPLES		44,141,813
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Halliburton Co.	17,004	700,905
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp. (a)	7,890	227,548
Cheniere Energy, Inc.	6,006	917,657
Coterra Energy, Inc.	5,430	135,913
Devon Energy Corp.	13,297	840,902
Diamondback Energy, Inc.	4,199	613,558
Enviva, Inc. (b)	1,242	56,486
EOG Resources, Inc.	17,936	2,372,036
Hess Corp.	9,237	1,387,028
New Fortress Energy, Inc.	2,270	88,053
Occidental Petroleum Corp.	27,494	1,781,336
ONEOK, Inc.	2,129	145,794
Ovintiv, Inc.	7,447	366,616
PDC Energy, Inc.	1,997	135,257
Pioneer Natural Resources Co.	5,482	1,262,779
Range Resources Corp.	6,541	163,656
Southwestern Energy Co. (a)	2,917	16,102
Targa Resources Corp.	9,454	709,239
Texas Pacific Land Corp.	239	477,008
		11,696,968
TOTAL ENERGY		12,397,873
FINANCIALS - 3.3%
Banks - 0.1%
First Citizens Bancshares, Inc.	119	92,544
Signature Bank	117	15,087
SVB Financial Group (a)	1,572	475,436
Western Alliance Bancorp.	2,735	206,137
		789,204
Capital Markets - 1.7%
Ameriprise Financial, Inc.	2,842	995,041
Ares Management Corp.	6,426	533,294
Blackstone, Inc.	29,353	2,816,714
Blue Owl Capital, Inc. Class A (b)	17,800	223,924
Charles Schwab Corp.	35,387	2,739,662
FactSet Research Systems, Inc.	1,589	672,052
LPL Financial	3,332	790,084
MarketAxess Holdings, Inc.	1,550	563,968
Moody's Corp.	6,319	2,039,457
Morningstar, Inc.	942	228,793
MSCI, Inc.	2,450	1,302,322
Raymond James Financial, Inc.	664	74,879
Tradeweb Markets, Inc. Class A	2,852	212,588
		13,192,778
Consumer Finance - 0.0%
American Express Co.	1,589	277,964
Credit Acceptance Corp. (a)	26	12,029
Upstart Holdings, Inc. (a)(b)	518	9,676
		299,669
Diversified Financial Services - 0.2%
Apollo Global Management, Inc.	15,470	1,094,967
Insurance - 1.3%
Aon PLC	8,094	2,579,396
Arch Capital Group Ltd. (a)	4,862	312,870
Arthur J. Gallagher & Co.	995	194,741
Assurant, Inc.	122	16,176
Brown & Brown, Inc. (b)	752	44,037
Erie Indemnity Co. Class A	778	190,104
Everest Re Group Ltd.	506	176,943
Lincoln National Corp.	1,482	52,507
Markel Corp. (a)	129	181,758
Marsh & McLennan Companies, Inc.	18,544	3,243,531
Progressive Corp.	21,295	2,903,573
RenaissanceRe Holdings Ltd.	989	193,537
Ryan Specialty Group Holdings, Inc. (a)(b)	3,480	148,318
		10,237,491
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	2,443	22,989
UWM Holdings Corp. Class A (b)	3,112	14,253
		37,242
TOTAL FINANCIALS		25,651,351
HEALTH CARE - 12.3%
Biotechnology - 3.2%
AbbVie, Inc.	74,146	10,955,072
Alnylam Pharmaceuticals, Inc. (a)	5,150	1,165,960
Amgen, Inc.	18,818	4,749,663
Exact Sciences Corp. (a)(b)	1,296	87,506
Exelixis, Inc. (a)	11,488	202,419
Horizon Therapeutics PLC (a)	8,624	946,225
Incyte Corp. (a)	6,601	562,009
Ionis Pharmaceuticals, Inc. (a)	5,430	216,494
Moderna, Inc. (a)	840	147,890
Natera, Inc. (a)	3,837	164,722
Neurocrine Biosciences, Inc. (a)	3,984	441,945
Novavax, Inc. (a)(b)	3,388	36,963
Regeneron Pharmaceuticals, Inc. (a)	633	480,112
Repligen Corp. (a)	1,663	308,154
Sarepta Therapeutics, Inc. (a)	3,524	440,394
Seagen, Inc. (a)	5,694	794,199
Ultragenyx Pharmaceutical, Inc. (a)	2,220	100,633
Vertex Pharmaceuticals, Inc. (a)	10,125	3,271,388
		25,071,748
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	9,496	1,049,783
Align Technology, Inc. (a)	2,464	664,615
Baxter International, Inc.	3,332	152,239
DexCom, Inc. (a)	16,149	1,729,396
Edwards Lifesciences Corp. (a)	25,893	1,985,993
GE HealthCare Technologies, Inc. (a)	837	58,188
Globus Medical, Inc. (a)	201	15,176
ICU Medical, Inc. (a)	168	32,463
IDEXX Laboratories, Inc. (a)	3,444	1,654,842
Insulet Corp. (a)	2,876	826,332
Intuitive Surgical, Inc. (a)	13,608	3,343,350
Masimo Corp. (a)	1,545	262,774
Novocure Ltd. (a)(b)	4,330	394,809
Penumbra, Inc. (a)	1,499	375,365
ResMed, Inc.	6,053	1,382,324
Stryker Corp.	7,883	2,000,784
Tandem Diabetes Care, Inc. (a)	2,561	104,335
		16,032,768
Health Care Providers & Services - 3.2%
agilon health, Inc. (a)(b)	7,470	162,547
AmerisourceBergen Corp.	6,507	1,099,423
Chemed Corp.	216	109,110
Cigna Corp.	1,995	631,757
DaVita HealthCare Partners, Inc. (a)	2,336	192,463
Elevance Health, Inc.	3,074	1,536,969
Guardant Health, Inc. (a)	4,143	130,214
HCA Holdings, Inc.	545	139,013
Humana, Inc.	3,742	1,914,781
McKesson Corp.	1,162	440,026
Molina Healthcare, Inc. (a)	1,861	580,316
Signify Health, Inc. (a)	210	5,977
UnitedHealth Group, Inc.	35,710	17,826,075
		24,768,671
Health Care Technology - 0.2%
Certara, Inc. (a)	3,111	60,353
Definitive Healthcare Corp. (a)(b)	602	7,453
Doximity, Inc. (a)(b)	2,182	76,959
Teladoc Health, Inc. (a)(b)	572	16,817
Veeva Systems, Inc. Class A (a)	5,847	997,206
		1,158,788
Life Sciences Tools & Services - 1.3%
10X Genomics, Inc. (a)	3,482	163,062
Agilent Technologies, Inc.	11,132	1,692,955
Avantor, Inc. (a)	23,818	569,250
Bio-Techne Corp.	6,481	516,276
Bruker Corp.	4,526	317,363
Charles River Laboratories International, Inc. (a)	1,959	476,527
Danaher Corp.	1,835	485,137
IQVIA Holdings, Inc. (a)	7,774	1,783,433
Maravai LifeSciences Holdings, Inc. (a)	4,480	65,677
Mettler-Toledo International, Inc. (a)	922	1,413,352
Sotera Health Co. (a)	4,335	74,735
Syneos Health, Inc. (a)	690	24,785
Thermo Fisher Scientific, Inc.	2,003	1,142,371
Waters Corp. (a)	2,481	815,207
West Pharmaceutical Services, Inc.	3,099	823,094
		10,363,224
Pharmaceuticals - 2.3%
Catalent, Inc. (a)	2,368	126,806
Eli Lilly & Co.	28,775	9,902,916
Merck & Co., Inc.	44,473	4,776,845
Zoetis, Inc. Class A	19,748	3,268,097
		18,074,664
TOTAL HEALTH CARE		95,469,863
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.1%
Axon Enterprise, Inc. (a)	2,191	428,209
BWX Technologies, Inc.	1,508	91,777
HEICO Corp.	1,553	265,485
HEICO Corp. Class A	3,362	449,432
Howmet Aerospace, Inc.	1,493	60,750
Huntington Ingalls Industries, Inc.	370	81,600
Lockheed Martin Corp.	9,804	4,541,801
Northrop Grumman Corp.	722	323,485
Spirit AeroSystems Holdings, Inc. Class A	4,207	152,083
The Boeing Co. (a)	7,145	1,521,885
TransDigm Group, Inc.	833	597,886
		8,514,393
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,332	133,426
Expeditors International of Washington, Inc.	2,053	222,032
GXO Logistics, Inc. (a)	426	22,293
United Parcel Service, Inc. Class B	27,519	5,097,344
		5,475,095
Airlines - 0.1%
Delta Air Lines, Inc. (a)	26,796	1,047,724
Building Products - 0.3%
A.O. Smith Corp. (b)	1,238	83,813
Advanced Drain Systems, Inc.	2,730	275,293
Allegion PLC	2,926	343,951
Armstrong World Industries, Inc.	1,073	83,061
Carlisle Companies, Inc.	1,813	454,809
Fortune Brands Home & Security, Inc.	1,829	117,989
Masco Corp.	453	24,100
MasterBrand, Inc. (a)	1,742	16,026
Trane Technologies PLC	5,585	1,000,385
Trex Co., Inc. (a)	4,606	242,828
		2,642,255
Commercial Services & Supplies - 0.8%
Cintas Corp.	3,384	1,501,616
Copart, Inc. (a)	17,850	1,188,989
Driven Brands Holdings, Inc. (a)	146	4,262
IAA, Inc. (a)	4,661	194,504
MSA Safety, Inc.	608	82,925
Republic Services, Inc.	572	71,397
Rollins, Inc.	9,037	328,947
Tetra Tech, Inc.	889	138,257
Waste Management, Inc.	16,121	2,494,402
		6,005,299
Construction & Engineering - 0.1%
AECOM	301	26,268
Quanta Services, Inc.	3,255	495,378
Valmont Industries, Inc.	123	40,557
Willscot Mobile Mini Holdings (a)	4,536	219,815
		782,018
Electrical Equipment - 0.3%
ChargePoint Holdings, Inc. Class A (a)(b)	10,355	125,710
Emerson Electric Co.	7,892	712,016
Generac Holdings, Inc. (a)	2,634	317,660
Plug Power, Inc. (a)(b)	10,885	185,263
Rockwell Automation, Inc.	3,254	917,726
Vertiv Holdings Co.	2,143	30,473
		2,288,848
Industrial Conglomerates - 0.3%
General Electric Co.	2,576	207,316
Honeywell International, Inc.	8,307	1,731,843
		1,939,159
Machinery - 1.9%
AGCO Corp.	339	46,826
Allison Transmission Holdings, Inc.	3,099	139,703
Caterpillar, Inc.	19,015	4,797,294
Deere & Co.	11,570	4,892,259
Donaldson Co., Inc.	854	53,247
Graco, Inc.	4,846	331,079
IDEX Corp.	574	137,576
Illinois Tool Works, Inc.	11,533	2,722,249
Lincoln Electric Holdings, Inc.	2,352	392,478
Middleby Corp. (a)	139	21,608
Nordson Corp.	553	134,545
Otis Worldwide Corp.	2,140	175,972
Parker Hannifin Corp.	1,222	398,372
Toro Co.	4,378	488,235
Xylem, Inc. (b)	1,028	106,922
		14,838,365
Professional Services - 0.5%
Booz Allen Hamilton Holding Corp. Class A	5,491	519,668
CoStar Group, Inc. (a)	2,421	188,596
Equifax, Inc.	2,540	564,388
FTI Consulting, Inc. (a)	591	94,276
KBR, Inc.	3,710	190,063
Robert Half International, Inc.	3,937	330,551
TransUnion Holding Co., Inc.	5,913	424,258
Verisk Analytics, Inc.	6,506	1,182,726
		3,494,526
Road & Rail - 1.0%
CSX Corp.	22,214	686,857
J.B. Hunt Transport Services, Inc.	3,066	579,627
Landstar System, Inc.	1,331	230,037
Old Dominion Freight Lines, Inc.	4,163	1,387,278
RXO, Inc. (a)	288	5,276
Union Pacific Corp.	25,788	5,265,652
XPO, Inc. (a)	288	11,480
		8,166,207
Trading Companies & Distributors - 0.4%
Core & Main, Inc. (a)(b)	988	21,805
Fastenal Co.	24,134	1,219,974
SiteOne Landscape Supply, Inc. (a)	1,144	173,327
United Rentals, Inc.	1,339	590,432
W.W. Grainger, Inc. (b)	1,889	1,113,528
Watsco, Inc. (b)	731	210,067
WESCO International, Inc. (a)	969	144,391
		3,473,524
TOTAL INDUSTRIALS		58,667,413
INFORMATION TECHNOLOGY - 43.6%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	10,310	1,299,266
Ubiquiti, Inc.	47	13,732
		1,312,998
Electronic Equipment & Components - 0.7%
Amphenol Corp. Class A	18,507	1,476,303
Arrow Electronics, Inc. (a)	121	14,216
CDW Corp.	5,666	1,110,706
Cognex Corp.	6,806	372,560
Coherent Corp. (a)	741	32,159
Corning, Inc.	1,826	63,198
Jabil, Inc.	4,508	354,464
Keysight Technologies, Inc. (a)	6,953	1,247,021
National Instruments Corp.	819	44,226
Vontier Corp.	4,151	95,598
Zebra Technologies Corp. Class A (a)	883	279,187
		5,089,638
IT Services - 7.1%
Accenture PLC Class A	26,584	7,418,265
Automatic Data Processing, Inc.	16,079	3,630,799
Broadridge Financial Solutions, Inc.	4,433	666,546
Cloudflare, Inc. (a)	11,804	624,550
EPAM Systems, Inc. (a)	2,294	763,099
Euronet Worldwide, Inc. (a)	1,498	168,795
Fiserv, Inc. (a)	2,287	243,977
FleetCor Technologies, Inc. (a)	3,003	627,056
Gartner, Inc. (a)	3,216	1,087,458
Genpact Ltd.	3,998	189,025
Globant SA (a)	1,725	279,761
GoDaddy, Inc. (a)	884	72,603
IBM Corp.	25,222	3,398,160
Jack Henry & Associates, Inc.	3,037	546,933
MasterCard, Inc. Class A	35,700	13,230,420
MongoDB, Inc. Class A (a)	2,777	594,861
Okta, Inc. (a)	823	60,581
Paychex, Inc.	13,518	1,566,195
PayPal Holdings, Inc. (a)	14,718	1,199,370
Shift4 Payments, Inc. (a)	2,194	140,504
Snowflake, Inc. (a)	12,031	1,882,130
The Western Union Co.	5,213	73,868
Thoughtworks Holding, Inc. (a)	3,635	39,258
Toast, Inc. (a)(b)	10,680	238,271
Twilio, Inc. Class A (a)	2,792	167,073
VeriSign, Inc. (a)	406	88,528
Visa, Inc. Class A	69,069	15,900,374
WEX, Inc. (a)	1,317	243,605
Wix.com Ltd. (a)	1,816	157,956
		55,300,021
Semiconductors & Semiconductor Equipment - 7.8%
Advanced Micro Devices, Inc. (a)	53,384	4,011,808
Allegro MicroSystems LLC (a)	2,788	106,418
Analog Devices, Inc.	4,330	742,465
Applied Materials, Inc.	36,027	4,016,650
Broadcom, Inc.	16,572	9,694,786
Enphase Energy, Inc. (a)	5,485	1,214,269
Entegris, Inc. (b)	6,213	501,451
GlobalFoundries, Inc. (a)(b)	651	38,591
KLA Corp.	5,948	2,334,471
Lam Research Corp.	5,739	2,870,074
Lattice Semiconductor Corp. (a)	5,681	430,563
Microchip Technology, Inc.	19,051	1,478,739
Micron Technology, Inc.	8,570	516,771
Monolithic Power Systems, Inc.	1,900	810,464
NVIDIA Corp.	101,029	19,738,036
onsemi (a)	11,341	832,996
Qualcomm, Inc.	47,011	6,262,335
Teradyne, Inc.	5,948	604,912
Texas Instruments, Inc.	26,092	4,623,763
Universal Display Corp.	1,816	240,674
		61,070,236
Software - 15.9%
Adobe, Inc. (a)	19,477	7,213,112
Alteryx, Inc. Class A (a)	2,554	141,721
ANSYS, Inc. (a)	1,917	510,612
AppLovin Corp. (a)	9,080	115,316
Aspen Technology, Inc. (a)	1,152	228,960
Atlassian Corp. PLC (a)	6,037	975,700
Autodesk, Inc. (a)	9,119	1,962,044
Bentley Systems, Inc. Class B	7,147	279,090
Black Knight, Inc. (a)	613	37,142
Cadence Design Systems, Inc. (a)	11,431	2,089,930
CCC Intelligent Solutions Holdings, Inc. Class A (a)	3,012	27,861
Ceridian HCM Holding, Inc. (a)(b)	1,124	81,243
Confluent, Inc. (a)	5,144	118,826
Coupa Software, Inc. (a)	1,773	141,698
Crowdstrike Holdings, Inc. (a)	8,817	933,720
Datadog, Inc. Class A (a)	11,102	830,541
DocuSign, Inc. (a)	8,305	503,615
DoubleVerify Holdings, Inc. (a)	2,586	70,313
Dropbox, Inc. Class A (a)	10,632	246,981
Dynatrace, Inc. (a)	8,392	322,505
Elastic NV (a)	3,261	191,877
Fair Isaac Corp. (a)	1,017	677,271
Five9, Inc. (a)	2,945	232,007
Fortinet, Inc. (a)	27,032	1,414,855
Gen Digital, Inc.	8,420	193,744
HubSpot, Inc. (a)	1,936	671,811
Informatica, Inc. (a)(b)	232	4,130
Intuit, Inc.	11,558	4,885,220
Jamf Holding Corp. (a)(b)	2,291	45,522
Manhattan Associates, Inc. (a)	1,603	208,967
Microsoft Corp.	313,907	77,789,294
nCino, Inc. (a)(b)	560	16,016
NCR Corp. (a)	244	6,690
New Relic, Inc. (a)	2,265	138,278
Nutanix, Inc. Class A (a)	4,909	136,814
Oracle Corp.	44,053	3,896,928
Palantir Technologies, Inc. (a)(b)	77,160	600,305
Palo Alto Networks, Inc. (a)	12,321	1,954,603
Paycom Software, Inc. (a)	2,140	693,232
Paylocity Holding Corp. (a)	1,672	348,261
Pegasystems, Inc.	1,727	67,146
Procore Technologies, Inc. (a)(b)	2,123	118,782
PTC, Inc. (a)	4,407	594,416
RingCentral, Inc. (a)	3,500	136,605
Salesforce.com, Inc. (a)	8,634	1,450,253
SentinelOne, Inc. (a)	5,537	83,553
ServiceNow, Inc. (a)	8,398	3,822,182
Smartsheet, Inc. (a)	5,428	234,544
Splunk, Inc. (a)	6,808	652,002
Synopsys, Inc. (a)	6,388	2,259,755
Teradata Corp. (a)	2,266	79,038
Tyler Technologies, Inc. (a)	1,503	485,123
UiPath, Inc. Class A (a)	1,269	19,492
Unity Software, Inc. (a)(b)	6,997	248,533
VMware, Inc. Class A (a)	4,323	529,438
Workday, Inc. Class A (a)(b)	8,366	1,517,843
Zoom Video Communications, Inc. Class A (a)	5,349	401,175
Zscaler, Inc. (a)	3,536	439,030
		124,075,665
Technology Hardware, Storage & Peripherals - 11.9%
Apple, Inc.	630,527	90,978,746
Dell Technologies, Inc.	1,591	64,626
HP, Inc.	19,280	561,819
NetApp, Inc.	9,069	600,640
Pure Storage, Inc. Class A (a)	11,871	343,547
		92,549,378
TOTAL INFORMATION TECHNOLOGY		339,397,936
MATERIALS - 1.4%
Chemicals - 1.1%
Albemarle Corp.	2,524	710,380
Axalta Coating Systems Ltd. (a)	2,202	66,280
CF Industries Holdings, Inc.	8,215	695,811
Ecolab, Inc.	9,181	1,421,494
FMC Corp.	1,800	239,634
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	6,124	11,942
Linde PLC	4,353	1,440,582
PPG Industries, Inc.	5,240	682,982
RPM International, Inc.	241	21,668
Sherwin-Williams Co.	10,030	2,372,998
The Chemours Co. LLC	3,888	141,484
The Mosaic Co.	1,712	84,812
The Scotts Miracle-Gro Co. Class A (b)	613	44,252
Valvoline, Inc.	7,518	275,610
		8,209,929
Construction Materials - 0.1%
Eagle Materials, Inc.	1,280	186,982
Martin Marietta Materials, Inc.	234	84,156
Vulcan Materials Co.	2,706	496,091
		767,229
Containers & Packaging - 0.2%
Ardagh Metal Packaging SA	1,804	10,138
Avery Dennison Corp.	2,098	397,445
Ball Corp.	5,193	302,440
Berry Global Group, Inc.	2,471	152,535
Crown Holdings, Inc.	4,260	375,562
Graphic Packaging Holding Co.	9,859	237,503
Sealed Air Corp.	6,140	336,226
		1,811,849
Metals & Mining - 0.0%
MP Materials Corp. (a)(b)	3,769	122,530
Royal Gold, Inc. (b)	197	25,025
Southern Copper Corp. (b)	2,363	177,721
		325,276
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	293	19,950
TOTAL MATERIALS		11,134,233
REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.5%
American Tower Corp.	14,926	3,334,319
Apartment Income (REIT) Corp.	471	18,020
Camden Property Trust (SBI)	365	44,972
Crown Castle International Corp.	18,092	2,679,606
Equinix, Inc.	2,920	2,155,340
Equity Lifestyle Properties, Inc.	4,600	330,188
Extra Space Storage, Inc.	663	104,641
Iron Mountain, Inc.	9,028	492,748
Lamar Advertising Co. Class A	3,211	342,100
Public Storage	5,202	1,583,177
SBA Communications Corp. Class A	1,028	305,861
Simon Property Group, Inc.	6,626	851,176
		12,242,148
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	6,420	548,974
Opendoor Technologies, Inc. (a)(b)	4,696	10,284
Zillow Group, Inc.:
Class A (a)	91	3,909
Class C (a)	411	18,170
		581,337
TOTAL REAL ESTATE		12,823,485
UTILITIES - 0.0%
Gas Utilities - 0.0%
National Fuel Gas Co. (b)	264	15,328
Independent Power and Renewable Electricity Producers - 0.0%
The AES Corp.	5,099	139,764
Vistra Corp.	9,500	219,070
		358,834
TOTAL UTILITIES		374,162
TOTAL COMMON STOCKS (Cost $641,546,155)		777,445,250

U.S. Treasury Obligations - 0.1%
	Principal Amount (c)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.65% 6/29/23 (d) (Cost $392,497)	400,000	392,490

Money Market Funds - 1.5%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e)	3,155,752	3,156,383
Fidelity Securities Lending Cash Central Fund 4.38% (e)(f)	8,238,457	8,239,281
TOTAL MONEY MARKET FUNDS (Cost $11,395,664)		11,395,664

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $653,334,316)	789,233,404
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(10,586,995)
NET ASSETS - 100.0%	778,646,409

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	5	Mar 2023	1,215,200	122,405	122,405

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $164,846.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	5,233,166	260,684,477	262,761,260	68,837	-	-	3,156,383	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	4,375,732	40,606,737	36,743,188	35,308	-	-	8,239,281	0.0%
Total	9,608,898	301,291,214	299,504,448	104,145	-	-	11,395,664

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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